SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (CNY)	12 Months Ended
	Mar. 31, 2014 item	Mar. 31, 2013	Mar. 31, 2012
Employee benefit plans
Expense due to employee benefit plans	16,415,881	16,990,702	13,299,908
Segment reporting
Number of operating segments	1
Cost of revenues
Employee benefit plans
Expense due to employee benefit plans	5,375,566	4,898,098	3,847,873
Research and development
Employee benefit plans
Expense due to employee benefit plans	4,960,632	4,214,374	3,694,142
Sales and marketing
Employee benefit plans
Expense due to employee benefit plans	3,511,656	5,269,923	3,551,100
General and administrative
Employee benefit plans
Expense due to employee benefit plans	2,568,027	2,608,307	2,206,793